As filed with the Securities and Exchange Commission on January 7, 2020

File No. 333-232974

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]
(Check appropriate box or boxes)

FRANKLIN INVESTORS SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, no par value, of Franklin Low Duration Total Return Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on September 16, 2019 under Accession No. 0001680289-19-000076.

PART C

OTHER INFORMATION

Item 15.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.  The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 4(b) and 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Amended and Restated Agreement and Declaration of Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 21, 2018

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated By-Laws of Franklin Investors Securities Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 21, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Agreement and Plan of Reorganization of Franklin Strategic Series, on behalf of Franklin Flexible Alpha Bond Fund, and Franklin Investors Securities Trust, on behalf of Franklin Low Duration Total Return Fund dated July 17, 2019

(b)
Amendment dated October 25, 2019 to Agreement and Plan of Reorganization of Franklin Strategic Series, on behalf of Franklin Flexible Alpha Bond Fund, and Franklin Investors Securities Trust, on behalf of Franklin Low Duration Total Return Fund dated July 17, 2019

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Article III; V; VI; VIII, Section 4, and X, Section 4 of Amended and Restated Agreement and Declaration of Trust of the Registrant
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 21, 2018

(b)	Articles II; VI, Sections 1, 2 and 3; VII, Sections 3, 4, 6 and 7; and VIII, Section 1 of the Second Amended and Restated By-Laws of the Registrant
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 21, 2018

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Amended and Restated Investment Management Agreement dated May 1, 2013, between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: September 18, 2013

(b)	Amended and Restated Investment Management Agreement dated March 1, 2019 between the Registrant on behalf of Franklin Managed Income Fund (formerly, Franklin Balanced Fund) and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(c)
Amended and Restated Investment Management Agreement dated December 29, 2017,  between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(d)	Amended and Restated Investment Management Agreement dated December 29, 2017, between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(e)	Amended and Restated Investment Management Agreement dated December 29, 2017, between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(f)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: September 18, 2013

(g)	Amended and Restated Investment Management Agreement dated December 29, 2017, between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(h)
Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 and November 1, 2014 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 26, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 25, 2011

(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 25, 2011

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: November 27, 1996

(b)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: February 27, 1998

(c)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: December 29, 1998

(d)	Amendment dated June 3, 2019 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(e)	Amendment dated June 3, 2019, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(f)	Amendment dated June 1, 2018, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 21, 2018

(g)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 19, 2001

(h)	Amendment dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 27, 2017

(i)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 26, 2015

(j)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: November 27, 1996

(k)	Amendment dated June 3, 2019, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Form of Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated September 10, 2018

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(b)
Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated September 10, 2018

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(c)
Amended and Restated Class A Distribution Plan  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Managed Income Fund (formerly, Franklin Balanced Fund), and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(d)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(e)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(f)
Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated September 10, 2018

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(g)
Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated September 10, 2018

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(h)
Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated September 10, 2018

Filing: Post-Effective Amendment No. 77to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(i)
Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated September 10, 2018

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(j)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(k)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Managed Income Fund (formerly, Franklin Balanced) Fund and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to
Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(l)	Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund and Franklin/Templeton Distributors, Inc., dated October 1, 2012

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A
File No. 033-31326
Filing Date: September 27, 2012

(m)
Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Managed Income Fund (formerly, Franklin Balanced Fund), Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: December 30, 2009

(n)	Form of Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(o)	Form of Amended and Restated Multiple Class Plan dated October 5, 2019 on behalf of Franklin Adjustable U.S. Government Securities Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(p)	Form of Amended and Restated Multiple Class Plan dated October 5, 2018 on behalf of Franklin Convertible Securities Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(q)	Form of Amended and Restated Multiple Class Plan dated October 5, 2018 on behalf of Franklin Equity Income Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(r)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund
Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 27, 2013

(s)	Form of Amended and Restated Multiple Class Plan on behalf of Franklin Low Duration Total Return Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(t)	Form of Amended and Restated Multiple Class Plan dated March 1, 2019 on behalf of Franklin Real Return Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(u)	Form of Amended and Restated Multiple Class Plan dated March 1, 2019 on behalf of Franklin Total Return Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(v)	Form of Amended and Restated Multiple Class Plan dated March 1, 2019 on behalf of Franklin Managed Income Fund
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: August 1, 2019

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Legal Opinion dated August 2, 2019
Filing: Registration Statement on Form N-14
File No. 333-232974
Filing Date: August 2, 2019

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Tax Opinion dated December 6, 2019

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 26, 2015

(b)
Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014  between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Managed Income Fund (formerly, Franklin Balanced Fund), Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 26, 2015

(c)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017
Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 26, 2018

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-232974
Filing Date: September 16, 2019

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated July 17, 2019
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-232974
Filing Date: September 16, 2019

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated December 31, 2018
Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
File No. 033-11444
Filing Date: February 21, 2019

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 7th day of January, 2020.

FRANKLIN INVESTORS SECURITIES TRUST BY: /s/ Steven J. Gray Steven J. Gray Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD D. PERKS* Edward D. Perks	President and Chief Executive Officer-Investment Management Dated: January 7, 2020

MATTHEW T. HINKLE*	Chief Executive Officer-Finance
Matthew T. Hinkle	and Administration Dated: January 7, 2020

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: January 7, 2020

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: January 7, 2020

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: January 7, 2020

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: January 7, 2020

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: January 7, 2020

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: January 7, 2020

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: January 7, 2020

J. MICHAEL LUTTIG * J. Michael Luttig	Trustee Dated: January 7, 2020

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: January 7, 2020

*By        /s/Steven J. Gray
Steven J. Gray, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

FRANKLIN INVESTORS SECURITIES TRUST
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
EX-99.(4)(a)	Agreement and Plan of Reorganization of Franklin Strategic Series, on behalf of Franklin Flexible Alpha Bond Fund, and Franklin Investors Securities Trust, on behalf of Franklin Low Duration Total Return Fund dated July 17, 2019
Attached
EX-99.(4)(b)	Amendment dated October 25, 2019 to Agreement and Plan of Reorganization of Franklin Strategic Series, on behalf of Franklin Flexible Alpha Bond Fund, and Franklin Investors Securities Trust, on behalf of Franklin Low Duration Total Return Fund dated July 17, 2019
Attached
EX-99.(12)(a)	Tax Opinion	Attached